INCOME TAX (CREDITS) EXPENSES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PERU | Top of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	29.50%
PERU | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	5.00%	5.00%	5.00%
PERU | Top of range [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate		29.50%	29.50%
FRANCE
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	33.30%
CHINA
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
MACAO
IfrsStatementLineItems [Line Items]
Applicable tax rate	12.00%	12.00%	12.00%
HONG KONG
IfrsStatementLineItems [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%